Investments in Unconsolidated Affiliates (Narrative) (Details) - USD ($) shares in Millions, $ in Millions			12 Months Ended
	Mar. 31, 2012	Jan. 12, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES			$ 3,760	$ 4,050	$ 4,768
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2.2
GOODWILL			$ 7,642	$ 5,856	6,396
AmeriGas common units sold by ETP			(18.9)	(7.5)
Cash proceeds from the sale of AmeriGas common units			$ 814	$ 346	$ 0
RIGS Haynesville Partnership Co. [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage			49.99%
FGT
Schedule of Investments [Line Items]
Percentage Ownership Operating Facility			100.00%
AmeriGas [Member]
Schedule of Investments [Line Items]
Cash proceeds from the sale of AmeriGas common units			$ 814	346
Investment Owned, Balance, Shares			3.1
SUG [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Payments to Acquire Businesses, Gross	$ 1,900
Business acquisition, cost of acquired entity, equity interest issued and issuable	$ 105
Citrus Corp [Member]
Schedule of Investments [Line Items]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES			$ 2,000
GOODWILL			$ 1,030
Midcontinent Express Pipeline, LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Citrus [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
FEP [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Citrus Corp [Member]
Schedule of Investments [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			50.00%
RIGS Haynesville Partnership Co. [Member] | Regency
Schedule of Investments [Line Items]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES			$ 422	442
MEP [Member] | Regency
Schedule of Investments [Line Items]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES			695	548
FEP [Member] | ETP [Member]
Schedule of Investments [Line Items]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES			130	144
Citrus [Member] | ETP [Member]
Schedule of Investments [Line Items]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES			$ 1,820	$ 1,890
AmeriGas [Member]
Schedule of Investments [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		29.6